Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jan. 27, 2020
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Fort Pitt Capital Total Return Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FORT PITT CAPITAL TOTAL RETURN FUND
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FORT PITT CAPITAL TOTAL RETURN FUND

FPCGX

A series of Advisors Series Trust

Supplement to the Statutory Prospectus and Statement of
Additional Information (“SAI”), each dated February 28, 2019

Effective February 28, 2020, the redemption fee for the Fort Pitt Capital Total Return Fund will be removed. All references to redemption fees throughout the statutory prospectus and statement of additional information are hereby removed.

Supplement Closing [Text Block]	ck0001027596_SupplementClosingTextBlock	Please retain this Supplement with your Statutory Prospectus and SAI. The date of this Supplement is January 27, 2020.
Fort Pitt Capital Total Return Fund | Fort Pitt Capital Total Return Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FPCGX